Discontinued operations (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of discontinued assets and liabilities

The following tables summarize the financial information related to the German subsidiaries on March 27, 2026, which was immediately prior to deconsolidation:

As of March 27, 2026
$
ASSETS
Current assets
Cash and cash equivalents	30
Trade and other receivables	52
Inventories	53
Prepaid expenses and other assets	27
Total current assets	162
Non-current assets
Restricted cash and cash equivalents	52
Property and equipment (note 6)	44
Total non-current assets	96
Total assets	258

LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	(267)
Provisions	(72)
Income taxes payable	(115)
Current portion of lease liabilities	(29)
Total current liabilities	(483)
Non-current liabilities
Deferred revenues (note 3)	(1,024)
Lease liabilities	(13)
Employee future benefits (note 8)	(10,639)
Total non-current liabilities	(11,676)
Total liabilities	(12,159)

Total net liabilities	(11,900)

$

Carrying amount of net liabilities deconsolidated	(11,900)
Reclassification of foreign currency translation adjustments	607
Gain on deconsolidation	11,293

Schedule of discontinued profit or loss

The key components of the operating results of the discontinued operations for the German subsidiaries are as follows:

	Three months ended March 31,
	2026	2025
	$	$

Revenues	18	113
Cost of sales	(3)	(39)
Gross profit	15	74

Research and development	108	637
Selling, general and administrative	246	395
Total operating expenses	354	1,032
Loss from operations	(339)	(958)

Foreign exchange gain (loss)	7	(25)
Finance costs	(21)	(1)
Other income	-	3
Net loss from discontinued operations	(353)	(981)
Gain on deconsolidation	11,293	-
Income (loss) from discontinued operations, net of tax	10,940	(981)
Basic income (loss) per share (note 12)	3.48	(0.31)
Diluted income (loss) per share (note 12)	2.95	(0.31)

Schedule of discontinued cash flows

Cash flows provided by (used in) discontinued operations were:

	Three months ended March 31,
	2026	2025
	$	$
Net cash used in operating activities	(441)	(1,478)
Net cash used in financing activities	300	1,684
Net cash provided by investing activities	-	1
Effect of exchange rate changes on cash and cash equivalents	7	61
Net change in cash and cash equivalents	(134)	268
Cash and cash equivalents – Beginning of period	164	353
Cash and cash equivalents – End of period	30	621